Right-of-use assets and lease liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Total	R$ 144,069	R$ 216,746
Current	80,670	96,222
Non-current	63,399	120,524
Vehicles
Leases [Line Items]
Total	50,026	82,265
Buildings
Leases [Line Items]
Total	71,378	103,968
Machinery and equipment
Leases [Line Items]
Total	R$ 22,665	R$ 30,513